Cost of sales (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of cost of sales [abstract]
Schedule of Cost of Sales
The following are components of cost of sales:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Salaries and employee benefits	$24,942	$22,314
Raw materials and consumables	18,951	14,252
Utilities	4,539	3,902
Other costs	2,453	2,318
Changes in inventories	1,230	(2,748)
	$52,115	$40,038